SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 97.7%
	Automobiles & Components — 1.0%
	Automobiles — 1.0%
[a]	NIO, Inc. ADR	1,012,517	$ 32,076,538
			32,076,538
	Banks — 10.4%
	Banks — 10.4%
	China Merchants Bank Co. Ltd. Class A	11,942,141	91,270,947
	ING Groep NV	5,806,357	80,926,172
	Intesa Sanpaolo SpA	28,144,816	72,865,469
	Mitsubishi UFJ Financial Group, Inc.	17,978,785	97,669,675
			342,732,263
	Capital Goods — 11.9%
	Aerospace & Defense — 2.0%
	Safran SA	542,046	66,439,049
	Construction & Engineering — 2.0%
	Ferrovial SA	2,146,055	67,336,874
	Electrical Equipment — 5.8%
	ABB Ltd.	2,357,979	90,313,287
	Schneider Electric SE	349,298	68,583,141
[a]	Siemens Energy AG	1,290,935	33,054,205
	Industrial Conglomerates — 1.0%
	Hitachi Ltd.	587,106	31,797,534
	Machinery — 1.1%
	Kone OYJ Class B	491,240	35,256,794
			392,780,884
	Commercial & Professional Services — 2.4%
	Professional Services — 2.4%
	Recruit Holdings Co. Ltd.	1,279,412	77,545,514
			77,545,514
	Consumer Durables & Apparel — 7.9%
	Household Durables — 2.6%
	Sony Group Corp.	689,535	86,768,835
	Textiles, Apparel & Luxury Goods — 5.3%
	adidas AG	273,121	78,732,073
	LVMH Moet Hennessy Louis Vuitton SE	113,935	94,302,771
			259,803,679
	Diversified Financials — 3.4%
	Capital Markets — 3.4%
	CITIC Securities Co. Ltd. Class A	6,367,885	26,387,354
	CME Group, Inc.	377,771	86,305,563
			112,692,917
	Energy — 3.8%
	Oil, Gas & Consumable Fuels — 3.8%
	TotalEnergies SE	2,456,720	124,828,984
			124,828,984
	Food, Beverage & Tobacco — 2.4%
	Beverages — 2.4%
	Kweichow Moutai Co. Ltd. Class A	247,388	79,572,815
			79,572,815
	Insurance — 1.1%
	Insurance — 1.1%
	Assicurazioni Generali SpA	1,704,676	36,156,600
			36,156,600
	Materials — 7.7%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Chemicals — 6.3%
	Air Liquide SA	331,413	$ 57,849,717
	Linde plc	243,280	84,754,101
	Sika AG	154,232	64,353,607
	Construction Materials — 1.4%
	CRH plc	865,915	45,710,309
			252,667,734
	Media & Entertainment — 7.6%
	Entertainment — 2.1%
[a]	Bilibili, Inc. Class Z	336,301	15,466,081
	Nintendo Co. Ltd.	114,687	53,490,025
	Interactive Media & Services — 5.5%
[a]	Kanzhun Ltd. ADR	1,039,865	36,270,491
	Tencent Holdings Ltd.	1,385,571	81,170,218
	Z Holdings Corp.	10,968,303	63,637,707
			250,034,522
	Pharmaceuticals, Biotechnology & Life Sciences — 4.2%
	Pharmaceuticals — 4.2%
	AstraZeneca plc	516,740	60,696,831
	Roche Holding AG	184,225	76,645,849
			137,342,680
	Retailing — 1.1%
	Internet & Direct Marketing Retail — 1.1%
[a]	Alibaba Group Holding Ltd.	2,437,073	37,161,413
			37,161,413
	Semiconductors & Semiconductor Equipment — 6.3%
	Semiconductors & Semiconductor Equipment — 6.3%
	Infineon Technologies AG	1,855,232	86,092,494
[a]	Renesas Electronics Corp.	4,328,786	53,550,052
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	576,898	69,406,599
			209,049,145
	Software & Services — 3.4%
	Information Technology Services — 3.4%
	Mastercard, Inc. Class A	182,664	65,634,829
[a]	Shopify, Inc. Class A	33,819	46,581,952
			112,216,781
	Technology Hardware & Equipment — 6.4%
	Communications Equipment — 2.6%
	Telefonaktiebolaget LM Ericsson Class B	7,685,804	84,877,092
	Electronic Equipment, Instruments & Components — 1.7%
	Keyence Corp.	88,963	55,900,597
	Technology Hardware, Storage & Peripherals — 2.1%
	Samsung Electronics Co. Ltd.	1,056,941	69,618,070
			210,395,759
	Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
	Orange SA	3,600,706	38,587,675
	Vantage Towers AG	1,243,231	45,576,460
			84,164,135
	Transportation — 4.9%
	Marine — 2.8%
	Kuehne + Nagel International AG	281,638	90,994,543
	Road & Rail — 2.1%
	Canadian Pacific Railway Ltd.	957,580	68,888,305
			159,882,848
	Utilities — 9.2%
	Electric Utilities — 5.8%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2021 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Electricite de France SA	3,020,447	$ 35,522,574
	Endesa SA	2,030,396	46,694,422
	Enel SpA	6,742,496	54,087,415
	Iberdrola SA	4,750,930	56,306,982
	Independent Power and Renewable Electricity Producers — 1.1%
	China Longyuan Power Group Corp. Ltd. Class H	15,828,603	36,945,012
	Multi-Utilities — 2.3%
	E.ON SE	5,377,710	74,645,773
			304,202,178
	Total Common Stock (Cost $2,473,506,721)		3,215,307,389
	Short-Term Investments — 3.9%
[b]	Thornburg Capital Management Fund	12,878,217	128,782,169
	Total Short-Term Investments (Cost $128,782,169)		128,782,169
	Total Investments — 101.6% (Cost $2,602,288,890)		$3,344,089,558
	Liabilities Net of Other Assets — (1.6)%		(51,279,855)
	Net Assets — 100.0%		$3,292,809,703

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Equity Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Equity Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are valued at the last reported sale price on the valuation date. Investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. Securities and other portfolio investments which are listed or traded on exchanges outside the United States are valued at the last price or the closing price of the investment on the exchange that is normally the primary market for the investment, as of the close of the exchange preceding the Fund’s valuation date. Foreign investments listed or traded on an exchange for which there has been no sale that day are valued at the mean between the last reported bid and asked prices on that valuation date.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using alternative methods approved by the Audit Committee. A market quotation is not readily available when the primary market or exchange for the investment is not open for the entire scheduled day of trading. Market quotations for an investment also may not be readily available if developments after the most recent close of the investment’s primary exchange or market, but prior to the close of business on any Fund business day, or an unusual event or significant period of time occurring since the availability of a market quotation, create a serious question concerning the reliability of the most recent market quotation available for the investment. In particular, on days when market volatility thresholds established by the Audit Committee are exceeded, foreign equity investments held by the Fund may be valued using alternative methods. The Committee customarily obtains valuations in these instances from pricing service providers approved by the Audit Committee. Pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Equity Fund	December 31, 2021 (Unaudited)

valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Quotations for foreign investments expressed in foreign currency amounts are converted to U.S. dollar equivalents using a foreign exchange quotation from a third party service provider at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund investments may be significantly affected on days when shareholders cannot purchase or sell Fund shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/21	Dividend Income
Thornburg Capital Management Fund	$352,027,123	$223,925,091	$(447,170,045)	$-	$-	$128,782,169	$68,895